AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 6.6%
$81,885	Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1, 3.63%, 3/25/2049[1,2,3]	$83,559
270,000	Antares CLO Ltd. Series 2017-1A, Class C, 3.37% (3-Month USD Libor+310 basis points), 7/20/2028[1,2,4]	263,550
240,000	Arbor Realty Collateralized Loan Obligation Ltd. Series 2017-FL3, Class A, 1.14% (1-Month USD Libor+99 basis points), 12/15/2027[1,2,4]	236,281
90,000	Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A, 2.63%, 12/20/2021[1,2]	90,206
556,800	CF Hippolyta LLC Series 2020-1, Class A1, 1.69%, 7/15/2060[1,2]	563,092
1,010,802	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[1,2]	1,046,942
	DRB Prime Student Loan Trust
29,106	Series 2016-B, Class A2, 2.89%, 6/25/2040[1,2]	29,655
240,959	Series 2017-A, Class A2B, 2.85%, 5/27/2042[1,2]	247,325
	DT Auto Owner Trust
71,769	Series 2019-3A, Class A, 2.55%, 8/15/2022[1,2]	72,076
338,647	Series 2018-2A, Class C, 3.67%, 3/15/2024[1,2]	340,252
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 1.97% (3-Month USD Libor+170 basis points), 4/17/2031[1,2,4]	1,200,666
1,500,000	Fortress Credit Opportunities IX CLO Ltd. Series 2017-9A, Class A1T, 1.83% (3-Month USD Libor+155 basis points), 11/15/2029[1,2,4]	1,479,300
	Golub Capital Partners CLO Ltd.
290,000	Series 2017-19RA, Class B, 2.80% (3-Month USD Libor+255 basis points), 7/26/2029[1,2,4]	290,019
850,000	Series 2018-36A, Class C, 2.35% (3-Month USD Libor+210 basis points), 2/5/2031[1,2,4]	762,620
250,000	Series 2020-47A, Class C1, 3.50% (3-Month USD Libor+325 basis points), 5/5/2032[1,2,4]	237,511
235,611	Hunt CRE Ltd. Series 2017-FL1, Class A, 1.15% (1-Month USD Libor+100 basis points), 8/15/2034[1,2,4]	232,366
250,000	IVY Hill Middle Market Credit Fund XII Ltd. Series 12A, Class B, 3.27% (3-Month USD Libor+300 basis points), 7/20/2029[1,2,4]	243,903
174,300	Lanark Master Issuer PLC Series 2019-1A, Class 1A1, 1.03% (3-Month USD Libor+77 basis points), 12/22/2069[1,2,4]	174,718
351,600	Laurel Road Prime Student Loan Trust Series 2017-C, Class A2B, 2.81%, 11/25/2042[1,2]	360,629
178,894	LoanCore Ltd. Series 2018-CRE1, Class A, 1.28% (1-Month USD Libor+113 basis points), 5/15/2028[1,2,4]	178,001
	NextGear Floorplan Master Owner Trust

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$465,000	Series 2019-1A, Class A2, 3.21%, 2/15/2024[1,2]	$481,788
588,000	Series 2019-2A, Class A2, 2.07%, 10/15/2024[1,2]	589,273
34,118	SCF Equipment Leasing LLC Series 2017-2A, Class A, 3.41%, 12/20/2023[1,2]	34,213
	SMB Private Education Loan Trust
185,954	Series 2017-B, Class A2B, 0.90% (1-Month USD Libor+75 basis points), 10/15/2035[1,2,4]	184,494
1,025,000	Series 2019-B, Class A2B, 1.15% (1-Month USD Libor+100 basis points), 6/15/2037[1,2,4]	1,025,939
	Sofi Consumer Loan Program LLC
39,077	Series 2017-3, Class A, 2.77%, 5/25/2026[1,2]	39,293
1,500,000	Series 2017-4, Class B, 3.59%, 5/26/2026[1,2,3]	1,535,508
	Sofi Consumer Loan Program Trust
288,000	Series 2018-1, Class B, 3.65%, 2/25/2027[1,2]	296,042
611,113	Series 2019-4, Class A, 2.45%, 8/25/2028[1,2]	617,734
23,889	Sofi Professional Loan Program LLC Series 2019-A, Class A1FX, 3.18%, 6/15/2048[1,2]	23,881
587,301	U.S. Airways 2013-1 Class B Pass-Through Trust 5.38%, 5/15/2023	495,611
102,571	VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 7/20/2033[1,2]	103,195
677,966	Willis Engine Structured Trust IV Series 2018-A, Class A, 4.75%, 9/15/2043[1,2,5]	571,825
	TOTAL ASSET-BACKED SECURITIES
	(Cost $14,437,584)	14,131,467
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
10,301	Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A, 1.05% (1-Month USD Libor+90 basis points), 9/15/2035[1,2,4]	9,945
18,070	Bellemeade Re Ltd. Series 2018-2A, Class M1B, 1.50% (1-Month USD Libor+135 basis points), 8/25/2028[1,2,4]	18,044
315,906	CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class C, 1.20% (1-Month USD Libor+105 basis points), 7/15/2032[2,4]	314,124
236,027	CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A, 1.25% (1-Month USD Libor+110 basis points), 7/15/2030[2,4]	225,190
90,000	Citigroup Commercial Mortgage Trust Series 2016-P6, Class C, 4.42%, 12/10/2049[1,3]	84,151
	MSBAM Commercial Mortgage Securities Trust
290,000	Series 2012-CKSV, Class C, 4.43%, 10/15/2030[1,2,3]	224,323
732,000	Series 2012-CKSV, Class D, 4.43%, 10/15/2030[1,2,3]	530,555
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,601,805)	1,406,332

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	OTHER GOVERNMENTS — 0.2%
$531,000	Egypt Government International Bond 7.63%, 5/29/2032[2,6]	$518,389
	TOTAL OTHER GOVERNMENTS
	(Cost $528,640)	518,389
	CORPORATE BONDS — 78.1%
	COMMUNICATIONS — 9.3%
873,000	Alphabet, Inc. 2.25%, 8/15/2060[1]	825,490
	AT&T, Inc.
750,000	4.75%, 5/15/2046[1]	881,074
770,000	5.15%, 2/15/2050[1]	969,285
1,145,000	3.65%, 6/1/2051[1]	1,154,904
1,944,000	3.30%, 2/1/2052[1]	1,842,558
	CCO Holdings LLC / CCO Holdings Capital Corp.
865,000	4.50%, 8/15/2030[1,2]	908,289
75,000	4.25%, 2/1/2031[1,2]	77,735
1,543,000	Charter Communications Operating LLC / Charter Communications Operating Capital 5.75%, 4/1/2048[1]	1,925,027
	Comcast Corp.
92,000	4.15%, 10/15/2028[1]	110,862
107,000	4.70%, 10/15/2048[1]	142,695
1,005,000	3.45%, 2/1/2050[1]	1,135,307
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[2]	794,515
	CSC Holdings LLC
250,000	7.50%, 4/1/2028[1,2]	275,888
423,000	6.50%, 2/1/2029[1,2]	469,001
349,000	4.13%, 12/1/2030[1,2]	355,718
1,144,000	4.63%, 12/1/2030[1,2]	1,152,580
544,000	3.38%, 2/15/2031[1,2]	526,728
110,000	Radiate Holdco LLC / Radiate Finance, Inc. 4.50%, 9/15/2026[1,2]	109,977
64,000	Time Warner Cable LLC 6.55%, 5/1/2037	85,086
685,000	T-Mobile USA, Inc. 3.50%, 4/15/2025[1,2]	751,651
	Verizon Communications, Inc.
850,000	4.81%, 3/15/2039	1,113,089
329,000	4.67%, 3/15/2055	455,840
	ViacomCBS, Inc.
488,000	4.20%, 5/19/2032[1]	558,445
83,000	6.87%, 4/30/2036	114,209
200,000	Virgin Media Finance PLC 5.00%, 7/15/2030[1,2,6]	199,000
1,440,000	Vodafone Group PLC 4.88%, 6/19/2049[6]	1,787,882

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$350,000	VTR Finance N.V. 6.37%, 7/15/2028[1,2,6]	$368,813
781,000	Walt Disney Co. 2.20%, 1/13/2028	822,450
126,000	Windstream Escrow LLC / Windstream Escrow Finance Corp. 7.75%, 8/15/2028[1,2]	123,795
		20,037,893
	CONSUMER DISCRETIONARY — 7.3%
250,000	Air Canada 2020-2 Class A Pass-Through Trust 5.25%, 10/1/2030[2,6]	255,942
222,105	American Airlines 2017-1 Class AA Pass-Through Trust 3.65%, 8/15/2030	213,628
371,862	American Airlines 2017-2 Class AA Pass-Through Trust 3.35%, 4/15/2031	352,248
428,563	American Airlines 2019-1 Class AA Pass-Through Trust 3.15%, 8/15/2033	396,421
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
126,000	4.50%, 10/20/2025[2,6]	129,383
220,000	4.75%, 10/20/2028[2,6]	228,421
410,000	ERAC USA Finance LLC 4.50%, 2/15/2045[1,2]	485,596
	Ford Motor Co.
630,000	8.50%, 4/21/2023	686,700
230,000	9.00%, 4/22/2025[1]	263,697
	Ford Motor Credit Co. LLC
575,000	2.34%, 11/2/2020	574,281
700,000	5.09%, 1/7/2021	700,875
400,000	5.87%, 8/2/2021	407,500
739,000	4.54%, 8/1/2026[1]	737,249
362,000	General Motors Co. 6.80%, 10/1/2027[1]	440,895
	General Motors Financial Co., Inc.
1,226,000	1.35% (3-Month USD Libor+110 basis points), 11/6/2021[4]	1,225,522
797,000	3.60%, 6/21/2030[1]	825,379
277,000	Hanesbrands, Inc. 5.37%, 5/15/2025[1,2]	292,235
989,000	Las Vegas Sands Corp. 3.90%, 8/8/2029[1]	988,814
442,000	Marriott International, Inc. 5.75%, 5/1/2025[1]	493,281
	McDonald's Corp.
655,000	2.13%, 3/1/2030[1]	681,556
250,000	4.45%, 3/1/2047[1]	311,767
	Newell Brands, Inc.
851,000	3.85%, 4/1/2023[1]	889,533

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$275,000	4.70%, 4/1/2026[1]	$292,875
638,000	Penske Automotive Group, Inc. 3.50%, 9/1/2025[1]	635,400
198,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.38%, 8/31/2027[1,2]	189,931
1,034,000	Starbucks Corp. 4.45%, 8/15/2049[1]	1,248,319
154,190	U.S. Airways 2013-1 Class A Pass-Through Trust 3.95%, 5/15/2027	126,858
287,393	United Airlines 2018-1 Class B Pass-Through Trust 4.60%, 9/1/2027	215,545
181,798	United Airlines 2019-1 Class AA Pass-Through Trust 4.15%, 2/25/2033	181,364
609,000	United Airlines 2019-2 Class AA Pass-Through Trust 2.70%, 11/1/2033	569,537
395,000	VF Corp. 2.80%, 4/23/2027[1]	431,488
202,000	Wyndham Destinations, Inc. 6.62%, 7/31/2026[1,2]	211,617
		15,683,857
	CONSUMER STAPLES — 5.2%
238,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.50%, 3/15/2029[1,2]	231,009
	Altria Group, Inc.
242,000	4.80%, 2/14/2029[1]	287,156
152,000	5.95%, 2/14/2049[1]	203,609
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
480,000	4.70%, 2/1/2036[1]	579,850
967,000	4.90%, 2/1/2046[1]	1,192,339
430,000	Anheuser-Busch InBev Worldwide, Inc. 4.50%, 6/1/2050[1]	515,379
1,155,000	BAT Capital Corp. 3.98%, 9/25/2050[1]	1,138,859
386,000	BAT International Finance PLC 1.67%, 3/25/2026[1,6]	387,312
363,000	BRF S.A. 4.88%, 1/24/2030[1,2,6]	372,525
935,000	Conagra Brands, Inc. 3.80%, 10/22/2021	966,821
700,000	Kraft Heinz Foods Co. 5.50%, 6/1/2050[1,2]	802,239
750,000	Kroger Co. 4.50%, 1/15/2029[1]	920,810
	Mondelez International, Inc.
327,000	2.75%, 4/13/2030[1]	355,588
434,000	1.50%, 2/4/2031[1]	423,064

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$600,000	NBM U.S. Holdings, Inc. 6.62%, 8/6/2029[1,2]	$642,750
635,000	Philip Morris International, Inc. 1.50%, 5/1/2025[1]	655,352
196,000	Smithfield Foods, Inc. 3.00%, 10/15/2030[1,2]	196,423
454,000	Sysco Corp. 5.95%, 4/1/2030[1]	575,413
	Walgreens Boots Alliance, Inc.
206,000	3.20%, 4/15/2030[1]	215,909
460,000	4.10%, 4/15/2050[1]	459,636
		11,122,043
	ENERGY — 10.9%
1,208,000	Aker BP A.S.A. 4.00%, 1/15/2031[1,2,6]	1,188,037
309,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.75%, 3/1/2027[1,2]	255,697
	CITGO Petroleum Corp.
1,986,000	6.25%, 8/15/2022[1,2]	1,969,486
772,000	7.00%, 6/15/2025[1,2]	761,385
694,000	CVR Energy, Inc. 5.75%, 2/15/2028[1,2]	589,900
325,000	Ecopetrol S.A. 6.87%, 4/29/2030[1,6]	389,187
180,000	Enbridge, Inc. 6.00% (3-Month USD Libor+389 basis points), 1/15/2077[1,6,7]	180,900
	Energy Transfer Operating LP
314,000	3.75%, 5/15/2030[1]	304,111
500,000	6.25%, 4/15/2049[1]	516,760
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	627,181
126,000	5.37% (3-Month USD Libor+257 basis points), 2/15/2078[1,7]	112,140
956,000	Exxon Mobil Corp. 4.23%, 3/19/2040[1]	1,169,698
733,000	Global Partners LP / GLP Finance Corp. 7.00%, 8/1/2027[1]	747,022
	Kinder Morgan, Inc.
410,000	8.05%, 10/15/2030	539,881
624,000	2.00%, 2/15/2031[1]	601,169
600,000	5.55%, 6/1/2045[1]	712,256
779,000	Leviathan Bond Ltd. 6.12%, 6/30/2025[1,2,6]	803,344
	Marathon Petroleum Corp.
1,298,000	4.70%, 5/1/2025[1]	1,466,835
345,000	5.85%, 12/15/2045[1]	391,763

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
	MPLX LP
$515,000	4.88%, 6/1/2025[1]	$582,899
641,000	4.25%, 12/1/2027[1]	718,428
249,000	5.50%, 2/15/2049[1]	279,658
408,000	4.90%, 4/15/2058[1]	414,031
	NGPL PipeCo LLC
820,000	4.88%, 8/15/2027[1,2]	889,816
737,000	7.77%, 12/15/2037[2]	938,130
688,000	Parkland Fuel Corp. 5.87%, 7/15/2027[1,2,6]	723,260
	Petroleos Mexicanos
225,000	6.50%, 1/23/2029[6]	202,208
304,000	5.95%, 1/28/2031[1,2,6]	256,728
492,000	6.35%, 2/12/2048[6]	370,230
136,000	6.95%, 1/28/2060[1,2,6]	105,196
275,000	Phillips 66 3.85%, 4/9/2025[1]	305,459
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.50%, 12/15/2026[1]	265,811
275,000	Sunoco Logistics Partners Operations LP 5.40%, 10/1/2047[1]	259,646
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
385,000	5.00%, 1/15/2028[1]	375,375
809,000	5.50%, 3/1/2030[1,2]	809,849
1,429,000	Total Capital International S.A. 3.13%, 5/29/2050[1,6]	1,483,103
290,000	Transcontinental Gas Pipe Line Co. LLC 3.95%, 5/15/2050[1,2]	304,409
800,000	Williams Cos., Inc. 4.90%, 1/15/2045[1]	853,114
		23,464,102
	FINANCIALS — 19.7%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
442,000	6.50%, 7/15/2025[1,6]	477,168
1,425,000	4.63%, 10/15/2027[1,6]	1,380,187
501,000	AIB Group PLC 4.26% (3-Month USD Libor+187 basis points), 4/10/2025[1,2,3,6]	538,201
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[1,7]	230,077
990,000	American Express Co. 3.40%, 2/22/2024[1]	1,076,317
802,000	American International Group, Inc. 8.17% (3-Month USD Libor+420 basis points), 5/15/2058[1,7]	1,147,101
1,000,000	American Tower Corp. 2.75%, 1/15/2027[1]	1,078,736

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Bank of America Corp.
$225,000	4.10%, 7/24/2023	$246,332
1,174,000	3.37% (3-Month USD Libor+81 basis points), 1/23/2026[1,7]	1,281,388
200,000	4.18%, 11/25/2027[1]	229,144
1,000,000	3.97% (3-Month USD Libor+121 basis points), 2/7/2030[1,7]	1,158,794
200,000	5.87%, 2/7/2042	295,417
329,000	Barclays Bank PLC 0.73% (3-Month USD Libor+46 basis points), 1/11/2021[1,4,6]	329,222
660,000	Berkshire Hathaway Finance Corp. 4.20%, 8/15/2048[1]	846,791
292,000	Brighthouse Financial, Inc. 5.63%, 5/15/2030[1]	340,053
	Citigroup, Inc.
685,000	3.50%, 5/15/2023	732,003
804,000	5.30%, 5/6/2044	1,072,107
451,000	Credit Agricole S.A. 4.00% (USD SWAP SEMI 30/360 5Y+164 basis points), 1/10/2033[1,2,6,8]	494,830
697,000	Credit Suisse Group A.G. 2.59% (SOFR Rate+156 basis points), 9/11/2025[1,2,6,7]	727,840
351,000	Danske Bank A/S 5.00% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+173 basis points), 1/12/2023[1,2,3,6]	368,238
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[1,2,7]	1,069,860
852,000	Fifth Third Bancorp 2.38%, 1/28/2025[1]	902,392
717,000	Fiserv, Inc. 3.50%, 7/1/2029[1]	817,319
	Goldman Sachs Group, Inc.
209,000	5.95%, 1/15/2027	257,174
790,000	2.00% (3-Month USD Libor+175 basis points), 10/28/2027[1,4]	822,763
1,220,000	3.80%, 3/15/2030[1]	1,414,051
250,000	6.75%, 10/1/2037	363,232
502,000	Harborwalk Funding Trust 5.08% (3-Month USD Libor+319 basis points), 2/15/2069[1,2,7]	607,420
232,000	High Street Funding Trust II 4.68%, 2/15/2048[1,2]	271,743
395,000	HSBC Capital Funding Dollar 1 LP 10.18% (3-Month USD Libor+498 basis points), 6/30/2030[1,2,6,7,9,10]	663,600
224,000	HSBC Holdings PLC 4.95%, 3/31/2030[6]	269,652
789,000	ING Groep N.V. 3.55%, 4/9/2024[6]	859,265
	Iron Mountain, Inc.
46,000	5.00%, 7/15/2028[1,2]	47,149
320,000	4.88%, 9/15/2029[1,2]	325,600

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$449,000	5.25%, 7/15/2030[1,2]	$468,083
	JPMorgan Chase & Co.
1,215,000	3.88% (3-Month USD Libor+136 basis points), 7/24/2038[1,3]	1,432,600
1,230,000	4.63% (3-Month USD Libor+258 basis points), 11/1/2022[1,7,9,10]	1,201,245
487,000	Lincoln National Corp. 3.80%, 3/1/2028[1]	560,653
236,000	Massachusetts Mutual Life Insurance Co. 4.90%, 4/1/2077[2]	309,323
100,000	Mastercard, Inc. 3.85%, 3/26/2050[1]	127,672
	MetLife, Inc.
500,000	9.25%, 4/8/2038[1,2]	756,490
333,000	10.75%, 8/1/2039[1]	541,545
1,150,000	6.40%, 12/15/2066[1]	1,430,667
635,000	Mitsubishi UFJ Financial Group, Inc. 2.67%, 7/25/2022[6]	658,304
773,000	Mizuho Financial Group, Inc. 1.11% (3-Month USD Libor+84 basis points), 7/16/2023[1,4,6]	776,525
	Morgan Stanley
850,000	4.88%, 11/1/2022	918,851
100,000	1.66% (3-Month USD Libor+140 basis points), 10/24/2023[1,4]	101,607
150,000	5.00%, 11/24/2025	176,224
300,000	4.35%, 9/8/2026	347,250
500,000	3.95%, 4/23/2027	566,786
1,045,000	New York Life Global Funding 2.88%, 4/10/2024[2]	1,122,500
	PNC Financial Services Group, Inc.
369,000	3.45%, 4/23/2029[1]	424,727
379,000	5.00% (3-Month USD Libor+330 basis points), 11/1/2026[1,7,9,10]	400,110
845,000	Principal Financial Group, Inc. 3.32% (3-Month USD Libor+304 basis points), 5/15/2055[1,7]	756,021
	Prudential Financial, Inc.
750,000	5.87% (3-Month USD Libor+418 basis points), 9/15/2042[1,7]	789,907
746,000	5.62% (3-Month USD Libor+392 basis points), 6/15/2043[1,7]	792,383
447,000	5.70% (3-Month USD Libor+267 basis points), 9/15/2048[1,7]	505,356
100,000	SAFG Retirement Services, Inc. 8.12%, 4/28/2023	116,629
1,789,000	Scentre Group Trust 2 4.75% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+438 basis points), 9/24/2080[1,2,3,6]	1,760,321
1,232,000	Truist Financial Corp. 4.80% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+300 basis points), 9/1/2024[1,8,9,10]	1,236,620
250,000	UBS A.G. 7.62%, 8/17/2022[6]	278,382
	Wells Fargo & Co.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$350,000	4.48%, 1/16/2024	$388,008
600,000	3.00%, 2/19/2025	648,924
250,000	5.87% (3-Month USD Libor+399 basis points), 6/15/2025[1,7,9,10]	269,153
		42,604,032
	GOVERNMENTS — 1.3%
527,000	Mexico Government International Bond 5.00%, 4/27/2051[1,6]	590,240
408,000	Panama Government International Bond 2.25%, 9/29/2032[1,6]	411,060
1,000,000	Saudi Government International Bond 5.25%, 1/16/2050[2,6]	1,343,584
461,000	Ukraine Government International Bond 7.26%, 3/15/2033[2,6]	423,567
		2,768,451
	HEALTH CARE — 4.6%
561,000	AbbVie, Inc. 4.05%, 11/21/2039[1,2]	645,127
926,000	Alcon Finance Corp. 2.60%, 5/27/2030[1,2]	980,243
	Bausch Health Cos., Inc.
250,000	5.00%, 1/30/2028[1,2,6]	242,813
56,000	6.25%, 2/15/2029[1,2,6]	57,599
290,000	5.25%, 1/30/2030[1,2,6]	285,650
	CVS Health Corp.
409,000	1.30%, 8/21/2027[1]	402,862
1,237,000	4.30%, 3/25/2028[1]	1,447,874
1,164,000	3.25%, 8/15/2029[1]	1,280,409
287,000	4.25%, 4/1/2050[1]	337,336
966,000	DaVita, Inc. 3.75%, 2/15/2031[1,2]	930,789
829,000	Royalty Pharma PLC 2.20%, 9/2/2030[1,2,6]	827,507
	Takeda Pharmaceutical Co., Ltd.
1,222,000	5.00%, 11/26/2028[1,6]	1,518,813
545,000	3.18%, 7/9/2050[1,6]	553,639
78,000	Tenet Healthcare Corp. 4.63%, 6/15/2028[1,2]	79,123
400,000	Teva Pharmaceutical Finance Netherlands III B.V. 7.12%, 1/31/2025[1,6]	420,000
		10,009,784
	INDUSTRIALS — 3.1%
	Ashtead Capital, Inc.
422,000	4.00%, 5/1/2028[1,2]	437,825
200,000	4.25%, 11/1/2029[1,2]	210,488

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
	Boeing Co.
$1,231,000	4.87%, 5/1/2025[1]	$1,339,482
1,060,000	5.80%, 5/1/2050[1]	1,282,367
660,000	Carrier Global Corp. 2.72%, 2/15/2030[1,2]	690,384
568,000	FedEx Corp. 2020-1 Class AA Pass-Through Trust 1.88%, 2/20/2034	576,320
	General Electric Co.
409,000	3.63%, 5/1/2030[1]	423,566
139,000	5.87%, 1/14/2038	162,007
59,000	4.13%, 10/9/2042	59,693
498,000	4.35%, 5/1/2050[1]	507,766
100,000	Heathrow Funding Ltd. 4.87%, 7/15/2023[2,6]	102,333
294,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.65%, 7/29/2021[1,2]	300,869
336,000	Ryder System, Inc. 3.50%, 6/1/2021	342,878
50,000	Sydney Airport Finance Co. Pty Ltd. 3.38%, 4/30/2025[1,2,6]	52,865
200,000	Union Pacific Corp. 3.84%, 3/20/2060[1]	232,006
		6,720,849
	MATERIALS — 4.2%
782,000	3M Co. 4.00%, 9/14/2048[1]	978,920
511,000	Anglo American Capital PLC 2.63%, 9/10/2030[1,2,6]	509,610
316,000	AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030[1,6]	324,160
150,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027[1,2,6]	153,375
	Braskem Netherlands Finance B.V.
980,000	4.50%, 1/31/2030[2,6]	915,075
1,049,000	5.88%, 1/31/2050[2,6]	959,835
	Celulosa Arauco y Constitucion S.A.
400,000	4.20%, 1/29/2030[1,2,6]	423,200
401,000	5.50%, 4/30/2049[1,2,6]	442,107
	Cemex S.A.B. de C.V.
200,000	7.37%, 6/5/2027[1,2,6]	216,102
809,000	5.20%, 9/17/2030[1,2,6]	812,964
632,000	IAMGOLD Corp. 5.75%, 10/15/2028[1,2,6]	614,620
246,000	Industrias Penoles S.A.B. de C.V. 4.75%, 8/6/2050[1,2,6]	254,203

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$627,000	Inversiones CMPC S.A. 3.85%, 1/13/2030[1,2,6]	$685,781
272,000	Newcrest Finance Pty Ltd. 3.25%, 5/13/2030[1,2,6]	296,697
239,000	Nutrition & Biosciences, Inc. 1.83%, 10/15/2027[1,2]	240,084
327,000	Steel Dynamics, Inc. 2.80%, 12/15/2024[1]	344,961
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[1,6]	313,767
381,000	Vale Overseas, Ltd. 6.87%, 11/21/2036[6]	495,944
148,000	Westlake Chemical Corp. 3.38%, 6/15/2030[1]	158,734
		9,140,139
	TECHNOLOGY — 4.3%
	Broadcom, Inc.
1,125,000	4.25%, 4/15/2026[1]	1,267,449
1,810,000	4.75%, 4/15/2029[1]	2,108,751
	Dell International LLC / EMC Corp.
226,000	5.85%, 7/15/2025[1,2]	263,333
624,000	8.35%, 7/15/2046[1,2]	824,436
500,000	Intel Corp. 3.25%, 11/15/2049[1]	559,855
374,000	Lam Research Corp. 1.90%, 6/15/2030[1]	388,064
151,000	Microsoft Corp. 2.68%, 6/1/2060[1]	159,286
775,000	NXP B.V. / NXP Funding LLC 3.87%, 9/1/2022[2,6]	819,111
526,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/2029[1,2,6]	606,337
	Oracle Corp.
500,000	3.85%, 7/15/2036[1]	590,766
1,560,000	3.60%, 4/1/2040[1]	1,786,938
		9,374,326
	UTILITIES — 8.2%
650,000	AES Gener S.A. 6.35% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+492 basis points), 10/7/2079[1,2,6,8]	655,687
475,000	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[1,2,6]	487,469
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[1]	983,498
	Black Hills Corp.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$170,000	3.95%, 1/15/2026[1]	$185,171
1,676,000	3.88%, 10/15/2049[1]	1,864,828
675,000	Cleveland Electric Illuminating Co. 3.50%, 4/1/2028[1,2]	729,389
200,000	Consorcio Transmantaro S.A. 4.70%, 4/16/2034[2,6]	236,500
363,000	Consumers Energy Co. 2.50%, 5/1/2060[1]	341,270
429,000	Duke Energy Carolinas LLC 3.95%, 11/15/2028[1]	514,403
	Edison International
508,000	2.40%, 9/15/2022[1]	517,852
393,000	3.55%, 11/15/2024[1]	414,345
526,000	Enel Finance International N.V. 4.62%, 9/14/2025[2,6]	607,993
252,000	Entergy Corp. 2.80%, 6/15/2030[1]	272,433
230,000	Evergy Metro, Inc. 4.20%, 6/15/2047[1]	284,867
248,000	Exelon Corp. 3.40%, 4/15/2026[1]	277,676
	FirstEnergy Corp.
200,000	7.37%, 11/15/2031	280,413
735,000	4.85%, 7/15/2047[1]	885,418
664,000	Florida Power & Light Co. 3.99%, 3/1/2049[1]	850,198
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[1,2]	347,356
354,000	Metropolitan Edison Co. 4.30%, 1/15/2029[1,2]	415,878
1,000,000	MidAmerican Energy Co. 4.25%, 7/15/2049[1]	1,296,136
	NiSource, Inc.
218,000	3.60%, 5/1/2030[1]	248,405
277,000	5.65% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+284 basis points), 6/15/2023[1,8,9,10]	274,923
1,017,000	Northern States Power Co. 2.60%, 6/1/2051[1]	1,032,509
	Pacific Gas and Electric Co.
305,000	2.10%, 8/1/2027[1]	295,109
481,000	3.50%, 8/1/2050[1]	433,680
535,000	Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029[1]	608,979
477,000	Rochester Gas & Electric Corp. 3.10%, 6/1/2027[1,2]	529,131
	Southern Co. Gas Capital Corp.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$426,000	5.87%, 3/15/2041[1]	$587,130
121,000	3.95%, 10/1/2046[1]	135,381
822,000	4.40%, 5/30/2047[1]	994,447
		17,588,474
	TOTAL CORPORATE BONDS
	(Cost $159,134,711)	168,513,950
	MUNICIPAL BONDS — 1.2%
1,455,000	State of California 7.55%, 4/1/2039	2,545,697
	TOTAL MUNICIPAL BONDS
	(Cost $2,277,715)	2,545,697
	U.S. GOVERNMENT AND AGENCIES — 12.5%
	Fannie Mae Pool
28,436	6.00%, 7/1/2040	34,784
2,068,566	2.00%, 9/1/2050	2,139,115
3,717,172	Freddie Mac Pool 3.00%, 7/1/2050	3,897,856
	United States Treasury Bond
295,000	1.12%, 5/15/2040	290,898
6,368,100	3.12%, 2/15/2042	8,641,461
935,200	1.25%, 5/15/2050	889,025
	United States Treasury Note
600	0.25%, 5/31/2025	600
1,111,000	0.25%, 6/30/2025	1,110,609
238,000	0.25%, 8/31/2025	237,814
782,000	0.25%, 9/30/2025	781,144
477,200	0.50%, 6/30/2027	479,045
282,000	0.50%, 8/31/2027	282,793
900	1.50%, 2/15/2030	971
3,150,300	0.63%, 5/15/2030	3,140,947
5,156,000	0.63%, 8/15/2030	5,130,220
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $27,137,579)	27,057,282

Number of Shares
PREFERRED STOCKS — 0.1%

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2020 (Unaudited)

Number of Shares		Value
	FINANCIALS — 0.1%
2,800	CoBank ACB 6.25% (3-Month USD Libor+456 basis points), 10/1/2022[1,3,9,10]	$291,200
	TOTAL PREFERRED STOCKS
	(Cost $299,688)	291,200
	SHORT-TERM INVESTMENTS — 1.0%
2,130,092	Federated Treasury Obligations Fund - Institutional Class 0.01%[11]	2,130,092
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,130,092)	2,130,092
	TOTAL INVESTMENTS — 100.4%
	(Cost $207,547,814)	216,594,409
	Liabilities in Excess of Other Assets — (0.4)%	(888,193)
	TOTAL NET ASSETS — 100.0%	$215,706,216

LLC – Limited Liability Company

PLC – Public Limited Company

LP – Limited Partnership

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $65,411,661, which represents 30.3% of total net assets of the Fund.
[3]	Variable rate security.
[4]	Floating rate security.
[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Fixed to float security. Fixed rate indicated is the rate effective at September 30, 2020. Security may convert at a future date to a floating rate or referenced rate and spread.
[8]	Fixed to variable security. Fixed rate indicated is the rate effective at September 30, 2020. Security may convert at a future date to a variable rate of referenced rate and spread.
[9]	Interest-only security.
[10]	Perpetual security. Date shown is next call date.
[11]	The rate is the annualized seven-day yield at period end.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2020 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Interest Rate Futures
55	10-Year U.S. Treasury Note	December 2020	$7,672,441	$7,674,222	$1,781
(44)	5-Year U.S. Treasury Note	December 2020	(5,541,766)	(5,545,377)	(3,611)
23	U.S. Treasury Long Bond	December 2020	4,092,687	4,054,470	(38,217)
(44)	Ultra 10-Year U.S. Treasury Note	December 2020	(7,039,504)	(7,036,564)	2,940
(17)	Ultra Long-Term U.S. Treasury Bond	December 2020	(3,809,749)	(3,770,813)	38,936
TOTAL FUTURES CONTRACTS			$(4,625,891)	$(4,624,062)	$1,829